DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES - Sensitivity Analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Peak Performance
Cash Generating Units
Amount by which estimated recoverable amount exceeded carrying amount	$ 79.3	$ 14.9
Terminal growth rate, Change required for carrying amount to equal recoverable amount	(10.20%)
Discount rate, Change required for carrying amount to equal recoverable amount	2.90%
Winter Sports Equipment
Cash Generating Units
Amount by which estimated recoverable amount exceeded carrying amount	$ 114.6	$ 38.9
Terminal growth rate, Change required for carrying amount to equal recoverable amount	(4.30%)	(0.80%)
Discount rate, Change required for carrying amount to equal recoverable amount	1.30%	0.30%